Note 3 - Earnings Per Share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
3.	EARNINGS PER SHARE

There are
no
convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income will be used as the numerator. The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation for the year ended
December 31:

	2018	2017

Weighted-average common shares issued	3,616,119	3,415,115

Average treasury stock shares	(386,165)	(386,165)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	3,229,954	3,028,950

Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share	13,953	23,635

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	3,243,907	3,052,585

Options to purchase
7,450
shares of common stock at
$17.55
a share were outstanding during the year ended
December 31, 2018.
Also outstanding were
21,824
shares of restricted stock.
None
of the outstanding options or restricted stock were anti-dilutive.

Options to purchase
19,750
shares of common stock at prices ranging from
$17.55
to
$23.00
were outstanding during the year ended
December 31, 2017.
Also outstanding were
14,601
shares of restricted stock.
None
of the outstanding options or restricted stock were anti-dilutive.